Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Consumer Discretionary Portfolio	Apr. 29, 2025
Select Consumer Discretionary Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	24.61%
Past 5 years	13.23%
Past 10 years	12.15%
Select Consumer Discretionary Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.54%
Past 5 years	11.67%
Past 10 years	11.00%
Select Consumer Discretionary Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.04%
Past 5 years	10.40%
Past 10 years	9.86%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1505
Average Annual Return:
Past 1 year	24.48%
Past 5 years	16.03%
Past 10 years	14.04%